COMMITMENTS AND CONTINGENCIES - Additional Information - 3 Guarantees - Trade Credit Facility (Detail) - Studio City [Member] - Trade Credit Facility [Member] $ in Thousands	1 Months Ended		9 Months Ended
	Oct. 31, 2013 USD ($)	Oct. 31, 2013 HKD	Sep. 30, 2016 USD ($)
Commitments And Contingencies [Line Items]
Amount entered with a bank to meet certain payment obligations	$ 25,707	HKD 200,000,000
Credit facility utilized			$ 643
Credit facility, maturity date			Aug. 31, 2017